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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2001

Check here if Amendment [ ];  Amendment Number: N/A
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:          ShareInVest Research L.P.
Address:       c/o The Millburn Corporation
               1270 Avenue of the Americas
               New York, New York  10020

Form 13F File Number:    28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth P. Pearlman
Title:    Principal of ShareInVest Research L.P.
Phone:    212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman            New York, New York           November 9, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $84,586
                                             (thousands)

List of Other Included Managers:             None

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                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
    --------           --------     --------    --------      --------        --------   --------         --------
                       TITLE OF                  VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           CLASS        CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------           -----        -----     ----------------  ---  ----  ----------  --------    ----   ------  ----

AMERICAN AXLE
& MFG HLDGS INC           COM       024061103     3,500  274,500  SH            Sole        N/A    274,500
AMERICAN EAGLE
OUTFITTERS NEW            COM       02553E106     2,990  150,250  SH            Sole        N/A    150,250
ARCH COAL INC.            COM       039380100     1,092   70,000  SH            Sole        N/A     70,000
BEST BUY INC              COM       086516101       918   20,200  SH            Sole        N/A     20,200
BOYDS COLLECTION
LTD                       COM       103354106     1,270  153,900  SH            Sole        N/A    153,900
C H ROBINSON
WORLDWIDE INC             COM       12541W100         6      200  SH            Sole        N/A        200
CIRCUIT CITY
STORE INC            CRCT CITY GRP  172737108     1,638  136,500  SH            Sole        N/A    136,500
DOLLAR TREE
STORES INC.               COM       256747106     1,031   55,000  SH            Sole        N/A     55,000
ETHAN ALLEN
INTERIORS INC             COM       297602104     1,456   52,950  SH            Sole        N/A     52,950
GAP INC. DEL              COM       364760108     2,032  170,000  SH            Sole        N/A    170,000
GENENTECH INC.            COM       368710406     6,600  150,000  SH            Sole        N/A    150,000
GOOD GUYS INC             COM       382091106     1,084  400,000  SH            Sole        N/A    400,000
HEARTLAND
EXPRESS INC               COM       422347104     2,222   96,656  SH            Sole        N/A     96,656
KNIGHT TRANSN
INC                       COM       499064103     2,700  141,000  SH            Sole        N/A    141,000
KOHLS CORP                COM       500255104    12,797  266,600  SH            Sole        N/A    266,600
LOWES COS INC             COM       548661107     2,678   84,600  SH            Sole        N/A     84,600
MAXIM INTEGRATED
PRODS INC                 COM       57772K101     3,980  113,900  SH            Sole        N/A    113,900
MAZEL STORES INC          COM       578792103       235  106,800  SH            Sole        N/A    106,800
MEDTRONIC INC             COM       585055106     4,789  110,100  SH            Sole        N/A    110,100
NEXTEL
COMMUNICATIONS INC        CLA       65332V103     1,194  138,200  SH            Sole        N/A    138,200

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ORION PWR HLDGS
INC.                      COM       686286105     1,148   45,000  SH            Sole        N/A     45,000
OUTBACK
STEAKHOUSE INC                      689899102     2,587  101,000  SH            Sole        N/A    101,000
PACTIV CORP               COM       695257105     1,087   75,000  SH            Sole        N/A     75,000
PINNACLE HLDGS INC        COM       72346N101        39  100,000  SH            Sole        N/A    100,000
PROFESSIONAL
STAFF PLC            SPONSORED ADR  74315R105       447  171,900  SH            Sole        N/A    171,900
RARE HOSPITALITY
INTL INC                  COM       753820109     3,510  225,900  SH            Sole        N/A    225,900
RYANAIR HLDGS PLC    SPONSORED ADR  783513104     2,749   67,100  SH            Sole        N/A     67,100
SHAW GROUP INC            COM       820280105     2,535   90,000  SH            Sole        N/A     90,000
SHIRE
PHARMACEUTICAL
GRP PLC              SPONSORED ADR  828481R106    2,015   50,000  SH            Sole        N/A     50,000
SKYWEST INC               COM       830879102       167   10,000  SH            Sole        N/A     10,000
STAPLES INC               COM       855030102     6,046  453,897  SH            Sole        N/A    453,897
SUBURBAN LODGES
AMER INC                  COM       864444104     1,060  179,600  SH            Sole        N/A    179,600
SUPERTEX INC              COM       868532102       666   43,700  SH            Sole        N/A     43,700
TRANSPORTACION
MARITIMA MEXICA        SPON ADR A   893868307       535  100,000  SH            SOLE        N/A    100,000
TWEETER HOME
ENTMT GRP INC             COM       901167106     5,783  424,000  SH            Sole        N/A    424,000

          TOTAL                                  84,586